Schedule of tax losses incurrence and expiration date, deferred tax assets filed and unused amounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Tax losses incurrence deferred tax assets filed	$ 482,350	$ 483,142
Tax losses incurrence deferred tax assets unused amount	426,372	432,068
2019 [member]
IfrsStatementLineItems [Line Items]
Tax losses incurrence deferred tax assets filed	329,916	329,329
Tax losses incurrence deferred tax assets unused amount	273,938	278,255
2021 [member]
IfrsStatementLineItems [Line Items]
Tax losses incurrence deferred tax assets filed	21,873	21,834
Tax losses incurrence deferred tax assets unused amount	21,873	21,834
2023 [member]
IfrsStatementLineItems [Line Items]
Tax losses incurrence deferred tax assets filed	24,507	22,191
Tax losses incurrence deferred tax assets unused amount	24,507	22,191
2023 [member]
IfrsStatementLineItems [Line Items]
Tax losses incurrence deferred tax assets filed	106,054	109,788
Tax losses incurrence deferred tax assets unused amount	$ 106,054	$ 109,788
Tax losses incurrence deferred tax assets expiry year	2033 (Unapproved)	2033 (Unapproved)